SCHEDULE OF INVESTMENTS

Delaware Ivy International Value Fund (in thousands)	DECEMBER 31, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value

Denmark
Health Care – 5.4%
Novo Nordisk A/S, Class B	103	$11,625

Total Denmark - 5.4%		$11,625

Finland
Information Technology – 0.0%
Nokia Oyj	4	22

Total Finland - 0.0%		$22

France
Communication Services – 4.6%
Orange S.A.	500	5,361
Publicis Groupe S.A.	67	4,511
		9,872

Consumer Discretionary – 3.4%
Sodexo S.A.	83	7,310

Consumer Staples – 4.2%
Danone S.A.	144	8,964

Energy – 0.0%
Technip Energies ADR(A)	1	15

Financials – 0.0%
Amundi S.A.	—*	20

Health Care – 0.0%
Sanofi-Aventis	—*	21

Industrials – 0.0%
Bouygues S.A.	—*	14
Rexel S.A.	1	22
Schneider Electric S.A.	—*	20
		56

Materials – 4.9%
L Air Liquide S.A.	60	10,505

Total France - 17.1%		$36,763

Germany

Consumer Discretionary – 3.9%
adidas AG	29	8,351

Health Care – 4.5%
Fresenius Medical Care AG & Co. KGaA	149	9,716

Industrials – 1.5%
Knorr-Bremse AG	31	3,109
Siemens AG	—*	23
		3,132

Information Technology – 4.2%
SAP AG	64	9,109

Materials – 0.3%
BASF Aktiengesellschaft	10	671
Covestro AG	1	31
		702

Total Germany - 14.4%		$31,010

Hong Kong
Consumer Discretionary – 0.2%
Galaxy Entertainment Group	68	352

Total Hong Kong - 0.2%		$352

Japan
Communication Services – 2.7%
KDDI Corp.	199	5,816

Consumer Discretionary – 0.3%
Bridgestone Corp.	15	624
Honda Motor Co. Ltd.	1	29
Iida Group Holdings Co. Ltd.	1	21
Isuzu Motors Ltd.	1	12
Panasonic Corp.	1	11
Suzuki Motor Corp.	1	19
		716

Consumer Staples – 10.9%
Asahi Breweries Ltd.	98	3,807
Kao Corp.	124	6,489
Kirin Brewery Co. Ltd.	110	1,772
Lawson, Inc.	74	3,502
Seven & i Holdings Co. Ltd.	180	7,909
		23,479

Financials – 0.0%
Fukuoka Financial Group, Inc.	1	12
Sumitomo Mitsui Financial Group, Inc.	—*	14
		26

Industrials – 0.0%
Komatsu Ltd.	1	19
Mitsui & Co. Ltd.	1	19
		38

Total Japan - 13.9%		$30,075

Netherlands
Consumer Staples – 4.3%
Koninklijke Ahold Delhaize N.V.	270	9,268

Total Netherlands - 4.3%		$9,268

Spain
Information Technology – 4.9%
Amadeus IT Holding S.A.	156	10,532

Total Spain - 4.9%		$10,532

Sweden
Consumer Discretionary – 2.0%
H & M Hennes & Mauritz AB	223	4,368

Consumer Staples – 3.6%
Svenska Cellulosa Aktiebolaget SCA (publ), Class B	238	7,768

Industrials – 3.1%
Securitas AB, Class B	486	6,685

Total Sweden - 8.7%		$18,821

Switzerland
Consumer Discretionary – 4.9%
Swatch Group Ltd. (The), Bearer Shares	35	10,656

Consumer Staples – 6.4%
Nestle S.A., Registered Shares	99	13,826

Health Care – 4.8%
Novartis AG, Registered Shares	—*	18
Roche Holdings AG, Genusscheine	25	10,342
		10,360

Total Switzerland - 16.1%		$34,842

United Kingdom
Communication Services – 0.0%
Vodafone Group plc	15	23

Consumer Staples – 6.7%
Diageo plc	265	14,497
J Sainsbury plc	6	22
Tesco plc	6	22
		14,541

Energy – 0.2%
John Wood Group plc	168	433

Health Care – 3.7%
Smith & Nephew plc	454	7,947

Industrials – 0.6%
Intertek Group plc	12	910
Travis Perkins plc	20	427
		1,337

Total United Kingdom - 11.2%		$24,281

TOTAL COMMON STOCKS – 96.2%		$207,591
(Cost: $199,481)

INVESTMENT FUNDS

Supranational – 1.3%
iShares MSCI EAFE Index Fund(A)	35	2,744

United States – 1.6%
Vanguard FTSE Developed Markets ETF	69	3,537

TOTAL INVESTMENT FUNDS – 2.9%		$6,281
(Cost: $6,456)

SHORT-TERM SECURITIES
Money Market Funds(B) – 0.5%
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%	1,001	1,001

TOTAL SHORT-TERM SECURITIES – 0.5%		$1,001
(Cost: $1,001)

TOTAL INVESTMENT SECURITIES – 99.6%		$214,873
(Cost: $206,938)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		829

NET ASSETS – 100.0%		$215,702

Notes to Schedule of Investments

*	Not shown due to rounding.
(A)	No dividends were paid during the preceding 12 months.
(B)	Rate shown is the annualized 7-day yield at December 31, 2021.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$9,895	$5,816	$—
Consumer Discretionary	7,662	24,091	—
Consumer Staples	32,773	45,073	—
Energy	448	—	—
Financials	20	26	—
Health Care	7,968	31,701	—
Industrials	1,393	9,855	—
Information Technology	—	19,663	—
Materials	10,505	702	—
Total Common Stocks	$70,664	$136,927	$—
Investment Funds	6,281	—	—
Short-Term Securities	1,001	—	—
Total	$77,946	$136,927	$—

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at December 31, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$206,938

Gross unrealized appreciation	9,922
Gross unrealized depreciation	(1,987)

Net unrealized appreciation	$7,935